GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL.
GOODWILL

14.GOODWILL

	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate	Consolidated
(millions of Canadian dollars)
Balance at January 1, 2013	22	-	13	384	-	419
Foreign exchange and other	1	-	1	24	-	26
Balance at December 31, 2013	23	-	14	408	-	445
Foreign exchange and other	3	-	1	34	-	38
Balance at December 31, 2014	26	-	15	442	-	483

The Company did not recognize any goodwill impairments for the years ended December 31, 2014 and 2013.